Earnings per share ("EPS") - Summary of Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average number of shares used in basic EPS calculation (in shares)	1,077	1,072	1,098
Dilutive share options outstanding (in shares)	0	1	1
Other potentially issuable shares (in shares)	20	21	17
Weighted average number of shares used in diluted EPS calculation (in shares)	1,097	1,094	1,116